FAIR VALUE MEASUREMENTS 6 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Rockies Express [Member]	Jun. 30, 2012 Rockies Express [Member]	Dec. 31, 2012 Rockies Express [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method Investment, Other Than Temporary Impairment			$ (100)	$ (300)
Equity Method Investment, Other Than Temporary Impairment, Net Of Tax Benefit			(60)	(179)
Loss on impairment of RBS Sempra Commodities	(16)	(305)
Loss on impairment of RBS Sempra Commodities, after tax	(10)	(139)
Equity Method Investment, Other Than Temporary Impairment, Gross					$ (400)